Madison Mosaic Funds
Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona  85258
480-443-9537

May 3, 2007

Filed Electronically

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Mosaic Equity Trust, Madison Institutional Equity Option Fund (the "Fund")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 2-80805; File No. 811-3615

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 for the Fund would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Secretary, General Counsel and CCO
Madison Mosaic Equity Trust

cc:  John Rashke, Esq., David Leahy, Esq.